Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Mar. 31, 2026
Accumulated Other Comprehensive Loss [Abstract]
Schedule of Accumulated Other Comprehensive Loss

As at	March 31, 2026	March 31, 2025
Loss on investments designated as FVTOCI	$22,887	$24,416
Share of loss in associate	2,173	2,233
Loss on currency translation adjustment	13,110	36,002
	$38,170	$62,651